Consolidation of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Consolidation of subsidiaries [Abstract]
Disclosure of subsidiaries [text block]
As of December 31, 2025
Company	Assets	Liabilities	Equity (iii)	Net income (loss) for the year	Ownership - %	Level

BancoSeguro (i)	48,050,774	46,620,935	1,429,839	69,917	100.00	Indirect
BCPS	2,904	357	2,547	57	100.00	Indirect
Biva Serviços	532,674	92,930	439,744	44,099	99.99	Indirect
BS Holding (ii)	3,817,158	227,419	3,589,739	455,962	100.00	Direct
BSEC	1,179,310	1,030,855	148,455	62,791	99.99	Indirect
CDS	253,647	35,444	218,203	20,463	99.99	Indirect
Concil	378,770	38,205	340,565	32,318	100.00	Indirect
FIDC	6,038,613	1,587,610	4,451,003	5,228,418	100.00	Indirect
FIDM	277,022	21,696	255,326	14,880	100.00	Indirect
MOIP	781,027	75,346	705,681	75,733	100.00	Indirect
Net+Phone	810,684	381,122	429,562	117,867	99.99	Indirect
Netpos	12,416	11,410	1,006	3,358	100.00	Indirect
Pag Participações	481,560	61,810	419,750	39,234	99.99	Indirect
Paginvest Corretora	13,930	1,138	12,792	(4,051)	99.99	Indirect
Pagseg Participações	2,658,864	685,981	1,972,883	265,386	99.99	Direct
Pagseguro Brazil	73,746,493	68,143,069	5,603,424	828,071	99.99	Indirect
Pagseguro Chile	20,277	15,569	4,708	(55)	100.00	Indirect
Pagseguro Colombia	15,259	11,982	3,277	(893)	100.00	Indirect
Pagseguro Holding	21,440	4,732	16,708	(1,716)	99.99	Direct
Pagseguro Peru	18,730	14,725	4,005	1,817	100.00	Indirect
PagSeguro Tecnologia	931,839	386,627	545,212	43,672	99.99	Indirect
PSGP México	10,895	7,064	3,831	(2,405)	100.00	Indirect
TILIX	419,701	25,629	394,072	24,218	99.99	Indirect

i)      On September 2025, the share capital of BancoSeguro increased in the amount of R$ 500 million.

ii)     During the year of 2025, 75% of the ownership in PagSeguro Internet was transferred to BS Holding.

iii)   At the end of year 2025, some companies recognized provisions for distribution of dividends.

As of December 31, 2024
Company	Assets	Liabilities	Equity	Net income (loss) for the year	Ownership - %	Level

BancoSeguro	43,106,305	42,211,043	895,262	98,787	99.99	Indirect
BCPS	2,992	427	2,565	(385)	99.99	Indirect
Biva Serviços	472,218	9,305	462,913	17,308	99.99	Indirect
BS Holding	934,868	186	934,682	100,117	100.00	Direct
BSEC	1,260,807	1,174,727	86,080	41,606	99.99	Indirect
CDS	230,198	5,267	224,931	14,818	99.99	Indirect
Concil	346,202	3,033	343,169	29,526	100.00	Indirect
FIDC	6,589,019	1,630,197	4,958,822	4,187,880	100.00	Indirect
FIDM	19,088	834	18,254	2,812	99.99	Indirect
MOIP	725,791	36,681	689,110	66,945	100.00	Indirect
Net+Phone	653,617	116,066	537,551	122,503	99.99	Indirect
Netpos	7,443	2,539	4,904	2,775	100.00	Indirect
Pag Participações	457,670	22,793	434,877	26,249	99.99	Indirect
Paginvest Corretora	17,625	782	16,843	867	99.99	Indirect
Pagseg Participações	2,394,423	870	2,393,553	279,427	99.99	Direct
Pagseguro Brazil	70,372,095	60,488,640	9,883,455	1,056,170	99.99	Direct
Pagseguro Chile	20,023	15,299	4,724	(1,994)	100.00	Indirect
Pagseguro Colombia	11,433	11,245	188	(352)	100.00	Indirect
Pagseguro Holding	10,060	2,226	7,834	(7,059)	99.99	Direct
Pagseguro Peru	11,915	9,210	2,705	(1,082)	100.00	Indirect
PagSeguro Tecnologia	2,179,351	1,448,659	730,692	98,952	99.99	Indirect
PSGP México	2,320	4,183	(1,863)	(3,631)	100.00	Indirect
TILIX	54,734	1,532	53,202	3,914	100.00	Indirect
Yamí	142,865	247	142,618	8,461	99.99	Indirect
ZYGO	228,606	267	228,339	14,565	100.00	Indirect